WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 81.7%
Angola - 1.4%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000		$9,286,677	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		2,798,325	(a)

Total Angola					12,085,002

Argentina - 2.7%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	322,908	(b)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	429,011	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,036,761		373,752	(c)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	25,413,747		8,552,997	(c)
Ciudad Autonoma De Buenos Aires, Argentina Government Bond	7.500%	6/1/27	3,000,000		2,362,530	(d)
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	490,098		202,165	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,400,000		1,309,000	*(a)(e)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	3,920,000		1,440,639	*(d)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,500,000		1,356,250	*(d)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,350,000		1,298,125	*(a)(e)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/10/21, 5.000% to 6/10/22 then 6.875%)	3.000%	12/10/25	508,945		352,450	(d)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	9,949,022		5,919,668	(d)

Total Argentina					23,919,495

Armenia - 0.8%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	7,700,000		7,325,164	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahamas - 0.9%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	5,770,000		$5,806,062	(d)
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	2,000,000		1,919,520	(d)

Total Bahamas					7,725,582

Bahrain - 2.0%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	4,100,000		4,474,535	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	8,400,000		7,869,750	(d)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	5,700,000		5,307,954	(d)

Total Bahrain					17,652,239

Brazil - 2.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	38,133,000	BRL	5,514,782
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	59,682,000	BRL	11,168,011
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,163,000	BRL	403,635

Total Brazil					17,086,428

Colombia - 2.8%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		21,959,558	(c)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,475,138	(c)

Total Colombia					24,434,696

Costa Rica - 1.0%
Banco Nacional de Costa Rica	6.250%	11/1/23	2,220,000		2,325,317	(d)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000		1,061,298	(a)
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	1,650,000		1,443,750	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,099,242	(c)(d)

Total Costa Rica					8,929,607

Croatia - 0.7%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		6,181,462	(a)(c)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Dominican Republic - 2.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000	$9,031,000	(c)(d)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000	8,241,700	(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	4,200,000	4,656,750	(c)(d)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	3,950,000	3,797,925	(d)

Total Dominican Republic				25,727,375

Ecuador - 1.1%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,708	409,347	(d)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	0.500%	7/31/35	15,204,438	6,994,041	(d)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 5.000%)	0.500%	7/31/30	4,244,940	2,493,945	(d)

Total Ecuador				9,897,333

Egypt - 3.3%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,430,000	3,530,163	(d)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	5,800,000	5,953,700	(d)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	13,180,000	13,249,511	(c)(d)
Egypt Government International Bond, Senior Notes	8.875%	5/29/50	5,700,000	5,834,885	(d)

Total Egypt				28,568,259

El Salvador - 1.0%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000	6,333,745	(c)(d)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	3,200,000	2,872,000	(d)

Total El Salvador				9,205,745

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000	2,311,350	(a)

Georgia - 0.3%
Georgia Government International Bond	6.875%	4/12/21	2,360,000	2,363,505	(a)(c)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 1.8%
Ghana Government International Bond	10.750%	10/14/30	9,400,000		$11,743,307	(c)(d)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000		1,722,263	(c)(d)
Ghana Government International Bond, Senior Notes	7.875%	2/11/35	2,000,000		1,866,280	(d)

Total Ghana					15,331,850

Guatemala - 1.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	8,450,000		9,611,875	(d)

Honduras - 0.6%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		1,046,400	(a)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,841,250	(d)

Total Honduras					4,887,650

Hungary - 1.6%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		14,278,409	(c)

Indonesia - 6.5%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,989,613	(c)(d)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,282,363	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		24,883,400	(c)(d)(f)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	10,023,812
Indonesia Treasury Bond	8.375%	3/15/34	126,438,000,000	IDR	9,552,010

Total Indonesia					56,731,198

Israel - 0.4%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,500,000		3,857,066

Ivory Coast - 1.6%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,449,454	(d)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,912,892	(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - (continued)
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	5,130,000	EUR	$5,880,081	(c)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,628,677	(d)

Total Ivory Coast					13,871,104

Jamaica - 1.5%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000		3,983,250	(c)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,420,000	(c)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		6,392,000

Total Jamaica					12,795,250

Jordan - 0.9%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		470,421	(d)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	2,000,000		2,050,690	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		5,147,232	(d)

Total Jordan					7,668,343

Kazakhstan - 1.2%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000		10,866,855	(a)(c)

Kenya - 1.2%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		220,334	(c)(d)
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,460,993	(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,603,187	(c)(d)
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,533,617	(d)

Total Kenya					10,818,131

Mexico - 1.0%
Mexican Bonos, Senior Notes	7.750%	11/23/34	84,080,000	MXN	4,327,300
Mexican Bonos, Senior Notes	7.750%	11/13/42	83,140,000	MXN	4,112,215

Total Mexico					8,439,515

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Morocco - 0.2%
Morocco Government International Bond, Senior Notes	4.000%	12/15/50	2,400,000	$2,130,533	(d)

Nigeria - 2.0%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000	3,388,095	(c)(d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,000,000	2,045,310	(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,890,000	1,951,907	(c)(d)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	2,960,000	2,912,077	(d)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000	6,827,750	(c)(d)

Total Nigeria				17,125,139

Oman - 3.1%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,423,699	(d)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,326,250	(c)(d)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	6,253,278	(d)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,223,230	(a)

Total Oman				27,226,457

Panama - 0.7%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,333,705	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	214,540	(c)
Panama Government International Bond, Senior Notes	4.500%	4/1/56	4,200,000	4,608,324

Total Panama				6,156,569

Paraguay - 1.0%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,391,706	(c)(d)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	4,483,290	(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	2,161,184	(c)(d)

Total Paraguay				9,036,180

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 5.0%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000		$12,771,845	(c)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000		31,240,676	(c)

Total Peru					44,012,521

Philippines - 0.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000		4,957,017	(c)

Poland - 1.8%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,449,280	(c)(f)

Qatar - 3.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		10,036,509	(c)(d)(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		17,309,442	(c)(d)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000		3,372,918	(c)(d)

Total Qatar					30,718,869

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,745,573	(c)(d)

Russia - 6.4%
Russian Federal Bond — OFZ	7.000%	1/25/23	964,000,000	RUB	13,053,078
Russian Federal Bond — OFZ	8.150%	2/3/27	289,580,000	RUB	4,103,679
Russian Federal Bond — OFZ	7.050%	1/19/28	83,026,000	RUB	1,111,687
Russian Federal Bond — OFZ	7.700%	3/16/39	1,007,670,000	RUB	14,173,216
Russian Foreign Bond — Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,309,302	(a)(c)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	12,095,325		13,992,477	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		4,172,963	(c)(d)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		4,315,429	(c)(d)

Total Russia					56,231,831

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 1.9%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		$2,343,327	(a)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,729,155	(d)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	6,600,000		6,605,445	(d)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	1,650,000		1,574,001	(d)

Total Senegal					16,251,928

South Africa - 1.0%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	4,395,435
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,564,075	(c)

Total South Africa					8,959,510

Supranational - 2.1%
Asian Development Bank, Senior Notes	8.000%	2/25/22	129,000,000	UAH	4,624,539
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	134,803,200,000	IDR	9,497,477
Inter-American Development Bank, Senior Notes	7.875%	3/14/23	56,960,000,000	IDR	4,120,140

Total Supranational					18,242,156

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000		3,291,594	(a)

Turkey - 1.5%
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000		1,968,940	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		446,812
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		4,919,416
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		948,275
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		4,724,412

Total Turkey					13,007,855

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 3.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		$6,110,855	(c)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	15,080,000		17,606,564	(a)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	2,000,000	EUR	2,156,433	(d)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	3,500,000		3,491,093	(d)

Total Ukraine					29,364,945

United Arab Emirates - 1.6%
Abu Dhabi Government International Bond, Senior Notes	2.500%	4/16/25	1,800,000		1,901,326	(d)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		6,107,886	(d)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	2,300,000		1,951,412	(d)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	4,430,000		3,913,772	(d)

Total United Arab Emirates					13,874,396

Uruguay - 1.2%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154		3,349,869	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		5,396,536	(c)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,450,314	(c)

Total Uruguay					10,196,719

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000		2,213,000	*(a)(g)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		728,000	*(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		441,525	*(e)

Total Venezuela					3,382,525

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000		9,764,817	(c)(d)

TOTAL SOVEREIGN BONDS (Cost - $716,993,947)					713,696,902

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 53.5%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	$4,979,763	(d)

Media - 0.6%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	3,502,814	(d)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,912,980	(c)

Total Media				5,415,794

Wireless Telecommunication Services - 1.9%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,385,000	2,509,092	(c)(d)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,239,000	4,722,733	(c)(d)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	7,290,000	7,220,599	(d)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	1,911,000	2,000,148	(d)

Total Wireless Telecommunication Services				16,452,572

TOTAL COMMUNICATION SERVICES				26,848,129

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 1.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,325,794	(a)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,670,000	4,972,569	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,700,000	1,904,621	(c)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,300,000	3,455,677	(d)

Total Hotels, Restaurants & Leisure				13,658,661

Internet & Direct Marketing Retail - 1.1%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	4,700,000	4,483,424
Prosus NV, Senior Notes	5.500%	7/21/25	2,750,000	3,127,740	(c)(d)
Prosus NV, Senior Notes	4.850%	7/6/27	2,250,000	2,525,569	(c)(d)

Total Internet & Direct Marketing Retail				10,136,733

TOTAL CONSUMER DISCRETIONARY				23,795,394

ENERGY - 18.4%
Oil, Gas & Consumable Fuels - 18.4%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,328,669	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	7,653,897	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	2,067,375	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,894,769	(c)(d)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	$5,910,394	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	6,790,174	(c)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	6,592,412	(c)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,752,190	(a)(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,869,533	(c)(d)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	7,400,000	7,845,295	(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,645,404	(c)(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	6,657,140	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	6,557,760
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	14,207,100	(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	785,767	*(a)(e)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	387,458	*(a)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000	11,409,444	(c)(d)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,580,000	2,714,676	(d)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000	5,967,480	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,745,955	(c)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	9,060,000	8,632,776	(c)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000	2,808,111	(c)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000	4,570,110	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	8,862,413	(d)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000	10,836,932	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,193,206	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000	5,988,124	(c)(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,616,181	(c)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,416,681	(c)(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.500%	3/23/25	2,000,000	$1,644,020	(a)
YPF SA, Senior Notes	8.500%	7/28/25	3,000,000	2,104,215	(d)

TOTAL ENERGY				160,455,661

FINANCIALS - 11.3%
Banks - 9.0%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	2,606,518	(c)(d)
Banco de Credito del Peru, Subordinated Notes (3.125% to 7/1/25 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.125%	7/1/30	3,310,000	3,322,876	(c)(d)(h)
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	2,400,000	2,400,000	(d)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	6,476,519	(c)(d)(h)(i)
Bancolombia SA, Senior Notes	3.000%	1/29/25	2,000,000	2,046,950
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	4,760,000	4,861,150	(a)(d)(h)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	1,063,721	(c)(d)(h)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,393,484	(c)(d)(h)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	970,000	961,513	(h)(i)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	7,078,697	(c)(d)(h)(i)

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
NBK Tier 1 Financing Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	6,450,000	$6,404,495	(d)(h)(i)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	18,873,461	(a)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,382,252	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	10,618,587	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,410,000	4,021,447	(c)(d)(h)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000	4,923,886	(d)(h)

Total Banks				78,435,556

Capital Markets - 0.3%
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000	2,571,859	(c)(d)(h)(i)

Consumer Finance - 0.7%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000	6,199,490	(d)

Diversified Financial Services - 1.1%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000	4,741,125	(c)(d)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000	2,971,800	(c)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	68,000	71,410	(c)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,153,724	(c)(d)

Total Diversified Financial Services				9,938,059

Real Estate Management & Development - 0.2%
Panther Ventures Ltd., Senior Notes	3.800%	9/17/23	2,000,000	1,979,499	(a)(i)

TOTAL FINANCIALS				99,124,463

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,820,000	1,907,996	(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	$1,239,535	(c)(d)
General Electric Co., Senior Notes	3.450%	5/1/27	810,000	880,332	(c)

Total Industrial Conglomerates				2,119,867

Road & Rail - 0.9%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,994,138	(c)(d)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	4,000,000	4,570,440	(d)

Total Road & Rail				7,564,578

Transportation Infrastructure - 0.8%
DP World PLC, Senior Notes	5.625%	9/25/48	3,400,000	3,999,138	(c)(d)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	2,850,000	2,896,312	(d)

Total Transportation Infrastructure				6,895,450

TOTAL INDUSTRIALS				18,487,891

MATERIALS - 10.9%
Chemicals - 4.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	239,374	(a)(c)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,623,070	(c)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	500,888	(a)(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,417,286	(c)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	218,044	(a)(c)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	1,100,000	1,088,566	(d)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,960,221	(c)(d)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,340,167	(c)(d)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,936,887	(c)(d)
Orbia Advance Corp SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,217,332	(c)(d)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	5,821,428	(c)(d)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	2,779,000	2,825,598	(c)(d)

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	5,800,000	$5,931,370
Sociedad Quimicay Minera de Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	2,253,941	(d)

Total Chemicals				41,374,172

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	3.875%	7/11/31	2,600,000	2,542,930	(d)

Containers & Packaging - 0.4%
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	3,740,000	3,561,770	(d)

Metals & Mining - 3.9%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	8,000,000	7,874,800	(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	11,168,938	(c)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	440,518	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	7,576,791	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	7,000,000	7,183,505	(d)

Total Metals & Mining				34,244,552

Paper & Forest Products - 1.5%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	2,419,948	(c)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,186,706	(c)(d)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	4,064,893	(c)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	4,642,522	(c)

Total Paper & Forest Products				13,314,069

TOTAL MATERIALS				95,037,493

REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	10,000,000	10,200,000	(a)
Yuzhou Properties Co. Ltd., Senior Secured Notes	6.000%	10/25/23	2,000,000	1,787,439	(a)(c)

TOTAL REAL ESTATE				11,987,439

UTILITIES - 3.6%
Electric Utilities - 3.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	6,082,790	(d)(f)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,972,172	(c)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Eskom Holdings SOC Ltd.		6.350%	8/10/28	6,340,000	$6,717,230	(a)
Kallpa Generacion SA, Senior Notes		4.875%	5/24/26	2,270,000	2,490,133	(a)(c)
Perusahaan Listrik Negara PT, Senior Notes		5.250%	5/15/47	5,810,000	6,398,263	(a)(c)

Total Electric Utilities					27,660,588

Independent Power and Renewable Electricity Producers - 0.4%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000	537,931	(c)
Minejesa Capital BV, Senior Secured Notes		5.625%	8/10/37	3,100,000	3,255,000	(c)(d)

Total Indepe1ndent Power and Renewable Electricity Producers					3,792,931

TOTAL UTILITIES					31,453,519

TOTAL CORPORATE BONDS & NOTES (Cost - $440,435,586)					467,189,989

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC Purchased Options - 0.1%
U.S. Dollar/Chinese Yuan, Put @ 6.55CNY	JPMorgan Chase & Co.	11/12/21	27,170,000	27,170,000	230,393
U.S. Dollar/Chinese Yuan Renminbi, Put @6.45CNY	JPMorgan Chase & Co.	3/6/22	8,825,000	8,825,000	53,089
U.S. Dollar/Indian Rupee, Put @ 72.00INR	Barclays Bank PLC	4/5/21	8,770,000	8,770,000	92
U.S. Dollar/ Indonesian Rupiah, Put @ 14,000.00IDR	Citibank N.A.	8/23/21	18,050,000	18,050,000	51,997
U.S. Dollar/Mexican Peso, Put @ 21.00MXN	Bank of America N.A.	5/28/21	8,900,000	8,900,000	329,294
U.S. Dollar/Russian Ruble, Put @ 74.00RUB	Bank of America N.A.	4/9/21	9,413,000	9,413,000	15,332

TOTAL PURCHASED OPTIONS (Cost - $1,109,957)					680,197

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,158,539,490)					1,181,567,088

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $12,367,105)	0.030%	12,367,105	$12,367,105

TOTAL INVESTMENTS - 136.7% (Cost - $1,170,906,595)			1,193,934,193
Liabilities in Excess of Other Assets - (36.7)%			(320,620,036)

TOTAL NET ASSETS - 100.0%			$873,314,157

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of March 31, 2021.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	The maturity principal is currently in default as of March 31, 2021.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UAH	— Ukrainian Hryvnia
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
JPMorgan Chase & Co.	0.280%	1/20/2021	TBD	**	$10,296,794	Sovereign Bonds	$10,036,509
						Cash	534,635
JPMorgan Chase & Co.	0.300%	1/8/2021	TBD	**	3,498,398	Corporate Bonds & Notes	3,578,112
						Cash	190,602
JPMorgan Chase & Co.	0.550%	1/8/2021	TBD	**	11,709,558	Sovereign Bonds	12,017,500
						Cash	640,160
JPMorgan Chase & Co.	0.800%	1/8/2021	TBD	**	22,183,937	Sovereign Bonds	23,984,000
						Cash	1,277,603

					$47,688,687		$52,259,121

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2021.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	11/12/21	7.11	CNY	27,170,000	27,170,000	$(119,182)
U.S. Dollar/Chinese Yuan Renminbi, Call	JPMorgan Chase & Co.	3/16/22	7.00	CNY	8,825,000	8,825,000	(98,924)
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	4/5/21	78.00	INR	8,770,000	8,770,000	(1)
U.S. Dollar/Indonesian Rupiah, Call	Citibank N.A.	8/23/21	15,000.00	IDR	18,050,000	18,050,000	(331,092)
U.S. Dollar/Mexican Peso, Call	Bank of America N.A.	5/28/21	22.00	MXN	8,900,000	8,900,000	(59,725)
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	5/28/21	20.30	MXN	8,900,000	8,900,000	(153,287)
U.S. Dollar/Russian Ruble, Call	Bank of America N.A.	4/9/21	77.25	RUB	9,413,000	9,413,000	(30,941)
U.S. Dollar/Russian Ruble, Put	Bank of America N.A.	4/9/21	71.00	RUB	9,413,000	9,413,000	(237)

Total OTC Written Options (Premiums received — $ 1,197,207)							$(793,389)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble

At March 31, 2021, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION
Contracts to Sell:
U.S. Treasury 10-Year Notes	403	6/21	$54,287,155	$52,767,813	$1,519,342
U.S. Treasury Long-Term Bonds	650	6/21	104,595,963	100,485,938	4,110,025

Net unrealized appreciation on open futures contracts					$5,629,367

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
RUB	48,330,496	USD	651,719	Bank of America N.A.	4/12/21	$(13,477)
USD	4,928,142	RUB	367,048,000	Bank of America N.A.	4/12/21	80,989
USD	15,805,667	IDR	222,701,848,000	Bank of America N.A.	4/15/21	490,247
MXN	9,854,694	USD	491,849	Citibank N.A.	4/15/21	(10,499)
BRL	3,458,664	USD	643,544	JPMorgan Chase & Co.	4/15/21	(29,628)
MXN	90,387,000	USD	4,353,692	JPMorgan Chase & Co.	4/15/21	61,237
USD	2,372,522	BRL	12,764,000	JPMorgan Chase & Co.	4/15/21	106,901
USD	2,424,175	BRL	12,909,000	JPMorgan Chase & Co.	4/15/21	132,817
USD	14,079,398	BRL	77,480,337	JPMorgan Chase & Co.	4/15/21	326,573
USD	21,318,857	IDR	306,458,572,494	JPMorgan Chase & Co.	4/15/21	243,407
USD	8,520,756	MXN	173,055,000	JPMorgan Chase & Co.	4/15/21	67,931
USD	9,527,580	MXN	191,990,267	JPMorgan Chase & Co.	4/15/21	149,866
RUB	381,320,000	USD	5,130,096	Bank of America N.A.	6/15/21	(135,037)
USD	31,375,993	RUB	2,348,414,644	Bank of America N.A.	6/15/21	613,201
USD	38,150,024	SAR	143,116,000	Bank of America N.A.	6/15/21	(5,594)
USD	15,311,639	EUR	12,827,417	Goldman Sachs Group Inc.	6/15/21	244,556
USD	1,180,861	SAR	4,430,000	Goldman Sachs Group Inc.	6/15/21	(205)
CNY	23,389,188	USD	3,560,811	JPMorgan Chase & Co.	6/15/21	(12,694)

Total						$2,310,591

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At March 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Republic of Chile, 3.240%, due 2/6/28	$19,700,000	12/20/24	0.393%	1.000% quarterly	$(444,783)	$485,071	$(929,854)
State of Qatar, 9.750%, due 6/15/30	19,700,000	12/20/24	0.334%	1.000% quarterly	(487,845)	498,617	(986,462)

Total	$39,400,000				$(932,628)	$983,688	$(1,916,316)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

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Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$713,696,902	—	$713,696,902
Corporate Bonds & Notes	—	467,189,989	—	467,189,989
Purchased Options	—	680,197	—	680,197

Total Long-Term Investments	—	1,181,567,088	—	1,181,567,088

Short-Term Investments†	$12,367,105	—	—	12,367,105

Total Investments	$12,367,105	$1,181,567,088	—	$1,193,934,193

Other Financial Instruments:
Futures Contracts	$5,629,367	—	—	$5,629,367
Forward Foreign Currency Contracts	—	$2,517,725	—	2,517,725

Total Other Financial Instruments	$5,629,367	$2,517,725	—	$8,147,092

Total	$17,996,472	$1,184,084,813	—	$1,202,081,285

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$793,389	—	$793,389
Forward Foreign Currency Contracts	—	207,134	—	207,134
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection	—	1,916,316	—	1,916,316

Total	—	$2,916,839	—	$2,916,839

†	See Schedule of Investments for additional detailed categorizations.

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